Critical accounting judgments and key sources of estimation uncertainty - IFRS 15 – Revenue recognition Gilead (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€)	Jul. 14, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Critical accounting estimates and judgments
Drug discovery platform revenue period		10 years
Deferred income	€ 2,809,133	€ 3,000,646		€ 149,801	€ 219,892
Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Deferred income	€ 818,700
Gilead
Critical accounting estimates and judgments
Number of performance obligations exceeding one year | item	2
Period recognized to consideration paid for the platform	10 years
Deferred income	€ 4,286,852	4,012,108
Gilead | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Deferred income	€ 818,654	€ 780,261		€ 145,798	€ 213,981
Gilead | Derivative financial instrument
Critical accounting estimates and judgments
Offsetting short term financial asset (derivative)			€ 85,600
Number of performance obligations exceeding one year | item	3